PROJECT ASSETS	12 Months Ended
Dec. 31, 2023
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Project assets — Development cost, including project acquisition and land cost	444,858	651,920
Project assets — EPC and other construction cost	379,635	205,666
	824,493	857,586
Current portion	385,964	280,793
Non-current portion	438,529	576,793

The Company recorded impairment loss on project assets of $17,152, $1,674 and $16,239 for the years ended December 31, 2021, 2022 and 2023, respectively. Interest capitalized during development and construction of project assets was $17,316, $26,439 and $27,676 for the years ended December 31, 2021, 2022 and 2023, respectively.